Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax

Note 15. Income Taxes

Income tax benefit (expense) for the indicated periods is comprised of the following:

	For the Year Ended December 31,
	2014	2013	2012
	(In thousands)
Current taxes:
Federal	$—	$—	$—
State	22	(1,619)	178
Deferred taxes:
Federal	(88,994)	—	—
State	(11,999)	—	(285)
Total income tax benefit (expense)	$(100,971)	$(1,619)	$(107)

The actual income tax benefit (expense) differs from the expected income tax benefit (provision) as computed by applying the federal statutory corporate tax rate of 35% for each period indicated as follows:

	For the Year Ended December 31,
	2014	2013	2012
Expected tax benefit (expense)	$187,282	$(53,533)	$(9,486)
State income tax expense, net of federal benefit	(9,660)	(1,619)	(107)
Pass-through entities (1)	49,989	53,533	9,486
Stock compensation (2)	(330,024)	—	—
Other	1,442	—	—
Total income tax benefit (expense)	$(100,971)	$(1,619)	$(107)

(1)

MEMP, a publicly traded partnership with qualifying income, is a pass-through entity for federal income tax purposes. In addition, our predecessor was also a pass-through entity for federal income tax purposes.

(2)	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.

The components of net deferred income tax assets and (liabilities) recognized were as follows:

	December 31,
	2014	2013
	(In thousands)
Deferred current income tax assets:
Unrealized hedging transactions	$109	$37
Accrued liabilities	—	5
Other	342	(42)
Deferred current income tax assets:	$451	$—

Deferred current income tax liabilities:
Unrealized hedging transactions	$(52,328)	—
Other	(52)	(382)
Deferred current income tax liabilities:	$(52,380)	$(382)

Deferred noncurrent income tax assets:
Net operating loss carryforward	$28,043	$2,350
Asset retirement obligation	5,757	971
Other	3,224	1
Net deferred tax valuation allowance	(2,634)	(2,896)
Deferred noncurrent income tax assets:	$34,390	$426

Deferred noncurrent income tax liabilities:
Property, plant and equipment	$(80,198)	$(3,318)
Unrealized hedging transactions	(48,929)	(275)
Other	(280)	61
Deferred noncurrent income tax liabilities:	$(129,407)	$(3,532)

Net current deferred income tax assets (liabilities)	$(51,929)	$(382)
Net noncurrent deferred income tax assets (liabilities)	$(95,017)	$(3,106)

We must recognize the tax effects of any uncertain tax positions we may adopt, if the position taken by us is more likely than not sustainable based on its technical merits.  For those benefits to be recognized, an income tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company has no unrecognized tax benefits for the years ended December 31, 2014, 2013 or 2012.

Generally, the Company's income tax years 2011 through 2014 remain open and subject to examination by Federal tax authorities or state tax authorities where the Company conducts operations. In certain jurisdictions the Company operates through more than one legal entity, each of which may have different open years subject to examination.

The Company recognizes interest and penalties accrued to unrecognized benefits in Other income (expense) in its consolidated statements of operations. For the years ended December 31, 2014, 2013 and 2012 the Company recognized no interest and penalties.

As of December 31, 2014, the Company has available, to reduce future taxable income, a United States net operating loss carryforwards (NOLs) of approximately $74.3 million before consideration of any valuation allowance which expires in the years 2027 thru 2035. A portion of these net operating loss carryforwards are subject to the ownership change limitation provisions of Section 382 of the Internal Revenue Code (IRC). The Company also has various net state NOL carryforwards of approximately $65.0 million, before consideration of any valuation allowance with varying lengths of allowable carryforward periods ranging from 10 to 20 years that can be used to offset future state taxable income.